SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

8. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

In April 2020, the Company withdrew an additional $100,000 under the Promissory Note.

Subsequent Events
Appointment of Chief Operating Officer
John William Henris was appointed as the Company's Executive Vice President and Chief Operating Officer, effective as of January 11, 2021. The Company entered into an employment agreement dated as of January 11, 2021 with Mr. Henris, and issued him 33,423 restricted stock units vesting on the fourth anniversary of the grant date, subject to his continued employment.

9. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On February 7, 2020, a purported class action complaint was filed by a purported holder of warrants of Hycroft Mining Corporation (“Seller”), in the Court of Chancery of the State of Delaware against the Company and Seller. The complaint seeks a declaratory judgment that the transactions contemplated under the Purchase Agreement constitute a “Fundamental Change” under the terms of Seller warrant agreement and thereby requiring that Seller warrants be assumed by the Company as part of the Recapitalization Transaction, in addition to asserting claims for (i) breach or anticipatory breach of contract against Seller, (ii) breach or anticipatory breach of the implied covenant of good faith and fair dealing against Seller, and (iii) tortious interference with contractual relations against the Company. The complaint seeks unspecified money damages and also seeks an injunction enjoining Seller and the Company from consummating the Recapitalization Transaction. On February 26, 2020, the Company and Seller entered into an Amendment to the Purchase Agreement whereby Seller's liabilities and obligations under Seller warrant agreement shall be included as Parent Assumed Liability under the Purchase Agreement.